PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
Voya Solution Balanced Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS: 1.0%
12,795  Health Care Select
Sector SPDR Fund
$ 1,868,198
1.0
Total Exchange-Traded
Funds
(Cost $1,901,088)
1,868,198
1.0
MUTUAL FUNDS: 99.0%
Affiliated Investment Companies: 99.0%
3,618,865  Voya Intermediate
Bond Fund - Class R6
31,701,253
17.4
1,413,145  Voya Large Cap Value
Portfolio - Class R6
9,185,444
5.0
97,299  Voya Large-Cap
Growth Fund - Class
R6
5,244,424
2.9
1,138,792
(1)
Voya MidCap
Opportunities Portfolio
- Class R6
6,103,925
3.4
374,265  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
3,604,167
2.0
914,387  Voya Multi-Manager
International Equity
Fund - Class I
9,948,535
5.5
692,965  Voya Multi-Manager
Mid Cap Value Fund
- Class I
6,437,648
3.5
95,639  Voya Russell
TM
Large
Cap Growth Index
- Class I
7,052,426
3.9
1,787,385  Voya Short Duration
Bond Fund - Class R6
16,747,795
9.2
34,450  Voya Small Cap
Growth Fund - Class
R6
1,310,805
0.7
159,148  Voya Small Company
Fund - Class R6
2,223,300
1.2
2,457,792  Voya U.S. Stock Index
Portfolio - Class I
47,656,583
26.2
1,181,665  VY
®
BrandywineGLOBAL -
Bond Portfolio - Class I
11,154,916
6.1
172,205  VY
®
Invesco Comstock
Portfolio - Class I
3,664,519
2.0
644,259  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
18,180,997
10.0
Total Mutual Funds
(Cost $170,334,272)
180,216,737
99.0
Total Long-Term
Investments
(Cost $172,235,360)
182,084,935
100.0
Total Investments in
Securities
(Cost $172,235,360) $ 182,084,935 100.0
Assets in Excess of
Other Liabilities 39,177 0.0
Net Assets $ 182,124,112 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
2
Voya Solution Balanced Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 1,868,198 $ — $ — $ 1,868,198
Mutual Funds 180,216,737 — — 180,216,737
Total Investments, at fair value $ 182,084,935 $ — $ — $ 182,084,935
Other Financial Instruments+
Futures 23 — — 23
Total Assets $ 182,084,958 $ — $ — $ 182,084,958
Liabilities Table
Other Financial Instruments+
Futures $ (15,295) $ — $ — $ (15,295)
Total Liabilities $ (15,295) $ — $ — $ (15,295)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 35,684,715 $ 735,531 $ (5,957,393) $ 1,238,400 $ 31,701,253 $ 377,137 $ (667,788) $ —
Voya Large Cap Value Portfolio -
Class R6
9,093,305 194,163 (296,414) 194,390 9,185,444 — 92,616 —
Voya Large-Cap Growth Fund -
Class R6
— 5,943,724 (141,858) (557,442) 5,244,424 — (9,984) —
Voya MidCap Opportunities
Portfolio - Class R6
5,451,964 1,482,065 (172,807) (657,297) 6,103,925 — 82,590 —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
3,718,244 39,779 (243,274) 89,418 3,604,167 — 33,126 —
Voya Multi-Manager International
Equity Fund - Class I
10,402,305 109,394 (1,085,353) 522,189 9,948,535 — 178,361 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
5,417,268 1,407,709 (231,878) (155,451) 6,437,648 — 23,519 —
Voya Russell
TM
Large Cap Growth
Index - Class I
7,917,441 384,356 (305,149) (944,222) 7,052,426 — 155,093 —
Voya Short Duration Bond Fund -
Class R6
17,502,188 379,585 (1,197,318) 63,340 16,747,795 200,565 10,373 —
Voya Small Cap Growth Fund -
Class R6
1,759,478 27,743 (257,305) (219,111) 1,310,805 — 41,970 —
Voya Small Company Fund - Class
R6
3,608,676 77,787 (1,242,286) (220,877) 2,223,300 — 102,108 —
Voya U.S. Stock Index Portfolio -
Class I
48,427,008 3,484,043 (1,370,179) (2,884,289) 47,656,583 — 701,790 —
VY
®
BrandywineGLOBAL - Bond
Portfolio - Class I
12,465,188 126,086 (1,993,202) 556,844 11,154,916 — (297,047) —

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
3
Voya Solution Balanced Portfolio
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
VY
®
Invesco Comstock Portfolio -
Class I
$ 3,652,576 $ 66,973 $ (154,909) $ 99,879 $ 3,664,519 $ — $ 703 $ —
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
19,030,099 198,899 (1,160,935) 112,934 18,180,997 — (130,953) —
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
5,831,438 40,481 (4,355,093) (1,516,826) — — 1,478,992 —
$ 189,961,893 $ 14,698,318 $ (20,165,353) $ (4,278,121) $ 180,216,737 $ 577,702 $ 1,795,469 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At March 31, 2025, the following futures contracts were outstanding for Voya Solution Balanced Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
E-mini Russell 2000 Index 9 06/20/25 $ 912,195 $ (15,295)
$ 912,195 $ (15,295)
Short Contracts:
U.S. Treasury 2-Year Note (4) 06/30/25 (828,687) 23
$ (828,687) $ 23
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 11,295,581
Gross Unrealized Depreciation (1,446,006)
Net Unrealized Appreciation $ 9,849,575